Cover	Feb. 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 01, 2024
Entity File Number	001-36027
Entity Registrant Name	MIX TELEMATICS LIMITED
Entity Incorporation, State or Country Code	T3
Entity Address, Address Line One	750 Park of Commerce Blvd
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	(887)
Local Phone Number	585-1088
Title of 12(b) Security	American Depositary Shares, each representing 25 Ordinary Shares, no par value
Trading Symbol	MIXT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001576914
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false